Income tax and deferred taxes	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Disclosure of income tax [text block]
Note 30	Income tax and deferred taxes

Accounts receivable from taxes as of December 31, 2018 and December 31, 2017, are as follows:

30.1	Current and non-current tax assets

a)	Current tax assets

	12/31/2018	12/31/2017
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies	21,172	2,802
Monthly provisional income tax payments, foreign companies	5,199	808
Corporate tax credits (1)	1,858	456
Taxes in recovery process	28,881	28,225
Total	57,110	32,291

b)	Non-current tax assets
	12/31/2018	12/31/2017
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies	6,398	6,398
Specific tax on mining activities paid (on consignment)	25,781	25,781
Total	32,179	32,179

(1)
These credits are available for Companies and are related to corporate tax payments in April of the following year. These credits include, among others, credits for training expenses (SENCE), credits for acquisition of fixed assets, donations and credits in Chile for taxes paid abroad.

30.2

Current tax liabilities

Current tax liabilities	12/31/2018	12/31/2017
	ThUS$	ThUS$
1st Category income tax	25,163	45,479
Foreign company income tax	21,097	28,996
Article 21 single tax	1,152	927
Total	47,412	75,402

Income tax is calculated based on the profit or loss for tax purposes that is applied to the effective tax rate applicable in Chile. As established by Law No.20,780, a progressive income tax rate has been established, which is 27% from 2018.
The royalty is determined by applying the taxable rate to the net operating income obtained. According to the chart in force, the Company currently provisioned 5% for mining royalties that involve operations in the Salar de Atacama and 5.64% for caliche extraction operations.

The income tax rate for the main countries where the Company operates is presented below
:

Country	Income tax 2018	Income tax 2017
Spain	25%	25%
Belgium	29.58%	33.99%
Mexico	30%	30%
United States	21% + 6%	34%+6%
South Africa	28%	28%

30.3	Income tax and deferred taxes

Assets and liabilities recognized in the statement of financial position are offset if and only if:

1	The Company has recognized legally before the tax authority the right to offset the amounts recognized in these entries; and

2	Deferred income tax assets and liabilities are derived from income tax related to the same tax authority on:

(i)	the same entity or tax subject; or

(ii)
different entities or tax subjects who intend either to settle current fiscal assets and liabilities for their net amount, or to exercise tax assets and pay liabilities simultaneously in each of the future periods in which the Company expects to settle or recover significant amounts of deferred tax assets or liabilities.

Recognized deferred income tax assets are the income taxes that are to be recovered in future periods, related to:

a)	deductible temporary differences.
b)	the offsetting of losses obtained in prior periods and not yet subject to tax deduction; and
c)	the offsetting of unused credits from prior periods.

The Company recognizes a deferred tax asset when there is certainty that these can be offset with tax income from subsequent periods, losses or fiscal credits not yet used, but solely as long as it is more likely than not that there will be tax earnings in the future against which to charge these losses or unused fiscal credits.

Recognized deferred tax liabilities refer to the amounts of income taxes payable in future periods related to taxable temporary differences.

d.1)         Income tax assets and liabilities as of December 31, 2018 are detailed as follows:

	Net liability position
Description of deferred tax assets and liabilities	Assets	Liabilities
	ThUS$	ThUS$

Unrealized loss	75,832	-
Property, plant and equipment and capitalized interest	-	(196,843)
Facility closure provision	4,280	-
Manufacturing expenses	-	(103,760)
Staff severance indemnities, unemployment insurance	-	(5,679)
Vacation accrual	5,155	-
Inventory provision	28,155	-
Materials provision	6,239	-
Forwards	2,169	-
Employee benefits	3,309	-
Research and development expenses	-	(2,216)
Accounts receivable	4,188	-
Provision for legal complaints and expenses	4,013	-
Loan approval expenses	-	(2,337)
Junior mining companies (valued based on stock price)	-	(976)
Royalty	-	(3,278)
Tax loss benefit	1,124	-
Other	5,005	-
Foreign items (other)	259	-
Balances to date	139,728	(315,089)
Net balance	-	(175,361)

d.2)	Income tax assets and liabilities as of December 31, 2017 are detailed as follows

	Net liability position
Description of deferred tax assets and liabilities	Assets	Liabilities
	ThUS$	ThUS$
Unrealized loss	68,544	-
Property, plant and equipment and capitalized interest	-	(211,374)
Facility closure provision	3,469	-
Manufacturing expenses	-	(102,748)
Staff severance indemnities, unemployment	-	(6,792)
Vacation accrual	4,887	-
Inventory provision	25,172	-
Materials provision	7,107	-
Forwards	624	-
Employee benefits	2,317	-
Research and development expenses	-	(3,501)
Accounts receivable	4,253	-
Provision for legal complaints and expenses	5,243	-
Loan approval expenses	-	(2,670)
Junior mining companies (valued based on stock price)	-	(2,474)
Royalty	-	(4,084)
Tax loss benefit	1,437	-
Other	5,002	-
Foreign items (other)	305	-
Balances to date	128,360	(333,643)
Net balance	-	(205,283)

d.3)	Reconciliation of changes in deferred tax liabilities (assets) as of December 31, 2018

	Deferred tax liability (asset) at beginning of period	Deferred tax expense (benefit) recognized in profit (loss) for the year	Deferred taxes related to items credited (charged) directly to equity	Total increases (decreases) in deferred tax liabilities (assets)	Deferred tax liability (asset) at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	(68,544)	(7,288)	-	(7,288)	(75,832)
Property, plant and equipment and capitalized interest	211,374	(14,531)	-	(14,531)	196,843
Facility closure provision	(3,469)	(811)	-	(811)	(4,280)
Manufacturing expenses	102,748	1,012	-	1,012	103,760
Individual savings plans, unemployment insurance	6,792	(667)	(446)	(1,113)	5,679
Vacation accrual	(4,887)	(268)	-	(268)	(5,155)
Inventory provision	(25,172)	(2,983)	-	(2,983)	(28,155)
Materials provision	(7,107)	868	-	868	(6,239)
Forwards	(624)	(1,545)	-	(1,545)	(2,169)
Employee benefits	(2,317)	(992)	-	(992)	(3,309)
Research and development expenses	3,501	(1,285)	-	(1,285)	2,216
Accounts receivable	(4,253)	686	(621)	65	(4,188)
Provision for legal complaints and expenses	(5,243)	1,230	-	1,230	(4,013)
Loan approval expenses	2,670	(333)	-	(333)	2,337
Junior mining companies (valued based on stock price)	2,474	-	(1,498)	(1,498)	976
Royalty	4,084	(795)	(11)	(806)	3,278
Tax loss benefit	(1,437)	313	-	313	(1,124)
Other	(5,002)	(64)	61	(3)	(5,005)
Foreign items (other)	(305)	46	-	46	(259)

Total temporary differences, unused losses and unused tax credits	205,283	(27,407)	(2,515)	(29,922)	175,361

d.4)	Reconciliation of changes in deferred tax liabilities (assets) as of December 31, 2017

	Deferred tax liability (asset) at beginning of period	Deferred tax expense (benefit) recognized in profit (loss) for the year	Deferred taxes related to items credited (charged) directly to equity	Total increases (decreases) in deferred tax liabilities (assets)	Deferred tax liability (asset) at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	(86,156)	17,612	-	17,612	(68,544)
Property, plant and equipment and capitalized interest	225,124	(13,750)	-	(13,750)	211,374
Facility closure provision	(1,589)	(1,880)	-	(1,880)	(3,469)
Manufacturing expenses	110,630	(7,882)	-	(7,882)	102,748
Individual savings plans, unemployment insurance	5,214	1,876	(298)	1,578	6,792
Vacation accrual	(4,061)	(826)	-	(826)	(4,887)
Inventory provision	(20,684)	(4,488)	-	(4,488)	(25,172)
Materials provision	(7,776)	669	-	669	(7,107)
Forwards	(10,206)	9,582	-	9,582	(624)
Employee benefits	(6,783)	4,466	-	4,466	(2,317)
Research and development expenses	4,641	(1,140)	-	(1,140)	3,501
Accounts receivable	(4,305)	52	-	52	(4,253)
Provision for legal complaints and expenses	(7,686)	2,443	-	2,443	(5,243)
Loan approval expenses	3,115	(445)	-	(445)	2,670
Junior mining companies (valued based on stock price)	1,300	624	550	1,174	2,474
Royalty	6,457	(2,389)	16	(2,373)	4,084
Tax loss benefit	(1,302)	(135)	-	(135)	(1,437)
Other	(266)	(4,736)	-	(4,736)	(5,002)
Foreign items (other)	(212)	(93)	-	(93)	(305)

Total temporary differences, unused losses and unused tax credits	205,455	(440)	268	(172)	205,283

During the period ended December 31, 2018 and December 31, 2017, the Company calculated and accounted for taxable income considering a rate of 27% and 25.5% respectively, in conformity with Law No. 20,780, Tax Reform, published in the Official Gazette on September 29, 2014.

The main amendments include a gradual increase in the corporate income tax rate up to 27% starting from 2018.

d.5)	Deferred taxes related to benefits for tax losses

The Company’s tax loss carryforwards were mainly generated by losses in Chile, which in accordance with current Chilean tax regulations have no expiration date.

As of December 31, 2018 and December 31, 2017, tax loss carryforwards are detailed as follows:

	12/31/2018	12/31/2017
	ThUS$	ThUS$

Chile	1,125	1,437
Total	1,125	1,437

Tax losses as of December 31, 2018 correspond mainly to SQM S.A., Exploraciones Mineras S.A. Comercial Agrorama S.A., Agrorama Ltd. and SIT S.A.

d.6)	Unrecognized deferred income tax assets and liabilities

Unrecognized deferred tax assets and liabilities as of December 31, 2018 and December 31, 2017 are as follows:

	12/31/2018	12/31/2017
	ThUS$	ThUS$
	Assets (liabilities)	Assets (liabilities)

Tax losses (NOLs)	32	37
Doubtful accounts impairment	47	48
Inventory impairment	947	1,347
Pensions plan	62	1
Accrued vacations	19	19
Depreciation	(127)	(139)
Other	(28)	(36)
Balances to date	952	1,277

d.7)	Movements in deferred tax assets and liabilities

Movements in deferred tax assets and liabilities as of December 31, 2018 and December 31, 2017 are detailed as follows:

	12/31/2018	12/31/2017
	ThUS$	ThUS$
	Liabilities (assets)	Liabilities (assets)

Deferred tax assets and liabilities, net opening balance	(205,283)	(205,455)
Increase (decrease) in deferred taxes in profit or loss	27,407	440
Increase (decrease) in deferred taxes in equity	2,515	(268)
Balances to date	(175,361)	(205,283)

d.8)	Disclosures on income tax expense (income)

The Company recognizes current and deferred taxes as income or expenses, and they are included in profit or loss, unless they arise from:

(a)	a transaction or event recognized in the same period or in a different period, outside profit or loss either in other comprehensive income or directly in equity; or

(b)	a business combination

Current and deferred tax expenses (income) are detailed as follows:

	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$
	Income (expenses)	Income (expenses)	Income (expenses)

Current income tax expense
Current income tax expense	(207,959)	(182,567)	(149,669)
Adjustments to prior year current income tax	1,577	15,954	2,080
Current income tax expense, net, total	(206,382)	(166,613)	(147,589)

Deferred tax expense
Deferred tax expense (income) relating to the creation and reversal of temporary differences	27,407	440	14,624
Deferred tax expense, net, total	27,407	440	14,624
Tax expense (income)	(178,975)	(166,173)	(132,965)

Tax expenses (income) for foreign and domestic parties are detailed as follows:

	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$
	Income (expenses)	Income (expenses)	Income (expenses)

Current income tax expense by foreign and domestic parties, net
Current income tax expense, foreign parties, net	(7,516)	(14,396)	(10,844)
Current income tax expense, domestic, net	(198,866)	(152,217)	(136,745)
Current income tax expense, net, total	(206,382)	(166,613)	(147,589)

Deferred tax expense by foreign and domestic parties, net
Deferred tax expense, foreign parties, net	(1,885)	(154)	626
Deferred tax expense, domestic, net	29,292	594	13,998
Deferred tax expense, net, total	27,407	440	14,624
Income tax expense	(178,975)	(166,173)	(132,965)

d.9)	Equity interest in taxation attributable to equity-accounted investees

The Company does not recognize any deferred tax liability in all cases of taxable temporary differences associated with investments in subsidiaries, branches and associated companies or interest in joint ventures, because as indicated in the standard, the following two conditions are jointly met:

(a)	the parent, investor or interest holder is able to control the time for reversal of the temporary difference; and

(b)	It is more likely than not that the temporary difference will not be reversed in the foreseeable future.

In addition, the Company does not recognize deferred income tax assets for all deductible temporary differences from investments in subsidiaries, branches and associated companies or interests in joint ventures because it is unlikely that they will meet the following requirements:

(a)	Temporary differences are reversed in a foreseeable future; and

(b)	The Company has tax earnings, against which temporary differences can be used.

d.10)

Disclosures on the tax effects of other comprehensive income components:

Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	Gains (losses) for income taxes	Amount after taxes
	12/31/2018	12/31/2018	12/31/2018
	ThUS$	ThUS$	ThUS$

Gain (loss) from defined benefit plans	(1,327)	396	(931)
Cash flow hedge	5,723	-	5,723
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(5,546)	1,498	(4,048)
Total	(1,150)	1,894	(744)

Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	Gains (losses) for income taxes	Amount after taxes
	12/31/2017	12/31/2017	12/31/2017
	ThUS$	ThUS$	ThUS$
Gain (loss) from defined benefit plans	(1,401)	282	(1,119)
Cash flow hedge	2,184	-	2,184
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	(26)	(550)	(576)
Total	757	(268)	489

Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	Gains (losses) for income taxes	Amount after taxes
	12/31/2016	12/31/2016	12/31/2016
	ThUS$	ThUS$	ThUS$
Gain (loss) from defined benefit plans	(3,397)	921	(2,476)
Cash flow hedge	2,233	(470)	1,763
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	4,813	(1,300)	3,513
Total	3,649	(849)	2,800

d.11)	Explanation of the relationship between expense (income) for tax purposes and accounting income.

Based on IAS 12, paragraph 81, letter “c”, the company has estimated that the method that reveals the most significant information for users of the financial statements is the numeric reconciliation
between the tax expense (income) and the result of multiplying the accounting profit by the current rate in Chile. The aforementioned election is based on the fact that the main office and subsidiaries established in Chile generate a large part of the Company’s tax expense (income).

Reconciliation of numbers in income tax expenses (income) and the result of multiplying financial gain by the rate prevailing in Chile,

	Income (expense)
	12/31/2018	12/31/2017	12/31/2016
	ThUS$	ThUS$	ThUS$
Consolidated income before taxes	621,038	594,590	414,889
Income tax rate in force in Chile	27%	25.5%	24%

Tax expense using the legal rate	(167,680)	(151,620)	(99,573)
Effect of royalty tax payments.	(4,919)	(3,372)	(6,311)
Tax effect of revenue from regular activities exempt from taxation	1,446	2,886	2,461
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)	(4,566)	(4,764)	(10,202)
Tax effect of tax rates supported abroad	(8,714)	(8,061)	(15,933)
IRS provision surplus	3,517	-	-
Fines affected by Article 21	(718)	(1,517)	(151)
Other tax effects from reconciliation between accounting gains and tax expenses	2,659	275	(3,256)
Tax expense using the effective rate	(178,975)	(166,173)	(132,965)

d.12)	Tax periods potentially subject to verification:

The Group’s Companies are potentially subject to income tax audits by tax authorities in each country. These audits are limited to a number of interim tax periods, which, in general, when they elapse, give rise to the expiration of these inspections.

Tax audits, due to their nature, are often complex and may require several years. Below, we provide a summary of tax periods that are potentially subject to verification, in accordance with the tax regulations in force in the country of origin:

Chile

According to article 200 of Decree Law No 830, the taxes will be reviewed for any deficiencies in terms of payment and to generate any taxes that might arise. There is a 3-year prescriptive period for such review, dating from the expiration of the legal deadline when payment should have been made. This prescriptive period can be extended to 6 years for the revision of taxes subject to declaration, when such declaration has not been filed or has been presented with maliciously false information.

United States
In the United States, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return. In the event that an omission or error is detected in the tax return of sales or cost of sales, the review can be extended for a period of up to 6 years.

As a result of the audit performed by the tax authority, SQM North America Corp., a subsidiary of the Company, paid in November 2018, for income tax and interest between 2013 and 2015, approximately US$3.8 million. On top of this, SQM North America Corp would have to pay an additional US$0.4 million in state taxes for the same period. These charges are already provisioned in the financial statements.

Mexico:

In Mexico, the tax authority can review tax returns up to 5 years from the expiration date of the tax return.

Spain:

In Spain, the tax authority can review tax returns up to 4 years from the expiration date of the tax return.

Belgium:

In Belgium, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return if no tax losses exist. In the event of detecting an omission or error in the tax return, the review can be extended for a period of up to 5 years.

South Africa:

In South Africa, the tax authority may review tax returns for up to
3
years from the expiration date of the tax return. In the event that an omission or error in the tax return is detected, the review can be extended for a period of up to 5 years.